UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-7264

 NAME OF REGISTRANT:                     Greater China Growth Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                08/31

 DATE OF REPORTING PERIOD:               07/01/2012 - 06/30/2013


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

Greater China Growth Portfolio was liquidated during the reporting period.  The proxy voting record of the Portfolio for record dates on or before July 31, 2012 is included in this filing.

Greater China Growth Portfolio
--------------------------------------------------------------------------------------------------------------------------
 LENOVO GROUP LTD, HONG KONG                                                                 Agenda Number:  703878011
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5257Y107
    Meeting Type:  AGM
    Meeting Date:  03-Jul-2012
          Ticker:
            ISIN:  HK0992009065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS                    Non-Voting
       AVAILABLE BY CLICKING ON THE URL LINK:
       http://www.hkexnews.hk/listedco/listconews/
       sehk/2012/0531/LTN20120531246.pdf

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A                Non-Voting
       VOTE OF "ABSTAIN" WILL BE TREATED THE SAME
       AS A "TAKE NO ACTION" VOTE.

1      To receive and consider the audited                       Mgmt          For                            For
       accounts for the year ended March 31, 2012
       together with the reports of the directors
       and auditor thereon

2      To declare a final dividend for the issued                Mgmt          For                            For
       ordinary shares for the year ended March
       31, 2012

3(a)   To re-elect Mr. Zhao John Huan as director                Mgmt          For                            For

3(b)   To re-elect Mr. Nobuyuki Idei as director                 Mgmt          For                            For

3(c)   To re-elect Mr. Zhu Linan as director                     Mgmt          For                            For

3(d)   To re-elect Ms. Ma Xuezheng as director                   Mgmt          For                            For

3(e)   To re-elect Mr. Ting Lee Sen as director                  Mgmt          For                            For

3(f)   To re-elect Mr. William O. Grabe as                       Mgmt          For                            For
       director

3(g)   To authorize the board of directors to fix                Mgmt          For                            For
       directors' fees

4      To re-appoint PricewaterhouseCoopers as                   Mgmt          For                            For
       auditor and authorize the board of
       directors to fix auditor's remuneration

5      Ordinary Resolution - To grant a general                  Mgmt          Against                        Against
       mandate to the directors to allot, issue
       and deal with additional ordinary shares
       not exceeding 20% of the aggregate nominal
       amount of the issued ordinary share capital
       of the Company

6      Ordinary Resolution - To grant a general                  Mgmt          For                            For
       mandate to the directors to repurchase
       ordinary shares not exceeding 10% of the
       aggregate nominal amount of the issued
       ordinary share capital of the Company

7      Ordinary Resolution - To extend the general               Mgmt          Against                        Against
       mandate to the directors to issue new
       ordinary shares of the Company by adding
       the number of the shares repurchased




--------------------------------------------------------------------------------------------------------------------------
 VTECH HOLDINGS LTD, HAMILTON                                                                Agenda Number:  703910186
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9400S132
    Meeting Type:  AGM
    Meeting Date:  13-Jul-2012
          Ticker:
            ISIN:  BMG9400S1329
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED                 Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL
       RESOLUTIONS. THANK YOU.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS                    Non-Voting
       AVAILABLE BY CLICKING ON THE URL LINK:
       http://www.hkexnews.hk/listedco/listconews/
       sehk/2012/0608/LTN20120608259.pdf

1      To receive and consider the audited                       Mgmt          For                            For
       financial statements and the reports of the
       directors of the Company (''Directors'')
       and the auditor of the Company
       (''Auditor'') for the year ended 31 March
       2012

2      To consider and declare a final dividend in               Mgmt          For                            For
       respect of the year ended 31 March 2012

3.a    To re-elect Dr. Allan Wong Chi Yun as                     Mgmt          For                            For
       Director

3.b    To re-elect Dr. William Fung Kwok Lun as                  Mgmt          For                            For
       Director

3.c    To re-elect Mr. Denis Morgie Ho Pak Cho as                Mgmt          For                            For
       Director

3.d    To fix the remuneration of the Directors                  Mgmt          For                            For

4      To re-appoint KPMG as the Auditor and                     Mgmt          For                            For
       authorise the board of Directors to fix
       their remuneration

5      To grant a general mandate to the Directors               Mgmt          For                            For
       to repurchase shares representing up to 10%
       of the issued share capital of the Company
       at the date of the Annual General Meeting

6      To grant a general mandate to the Directors               Mgmt          Against                        Against
       to allot, issue and deal with additional
       shares representing up to 10% of the issued
       share capital of the Company at the date of
       the Annual General Meeting

7      To extend the general mandate granted to                  Mgmt          Against                        Against
       the Directors to allot, issue and deal with
       additional shares by the addition of such
       number of shares to be repurchased by the
       Company



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Greater China Growth Portfolio
By (Signature)       /s/ Hon. Robert Lloyd George
Name                 Hon. Robert Lloyd George
Title                President
Date                 08/15/2013